Class A Ordinary Shares Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of reconciliation of Class A common stock reflected on the balance sheet

	Spread Increase
	(effective on the
	first day of the
	applicable	Cash Dividend	Accrued
Dividend Period	period)	Spread	Dividend
From February 19, 2019 through February 19, 2024	N/A	7.50%	8.00%
From February 19, 2024 through February 19, 2025	1.00%	8.50%	9.00%
From February 19, 2025 through February 19, 2026	1.00%	9.50%	10.00%
From February 19, 2026 through February 19, 2027	1.00%	10.50%	11.00%
From February 19, 2027 through February 19, 2028	1.00%	11.50%	12.00%
From February 19, 2028 through February 19, 2029	1.00%	12.50%	13.00%
From February 19, 2030	N/A	12.50%	13.00%

Cik0001812667 Cc Neuberger Principal Holdings Ii
Summary of reconciliation of Class A common stock reflected on the balance sheet

Gross Proceeds	$828,000,000
Less:
Offering costs allocated to Class A shares subject to possible redemption	(46,345,787)
Proceeds allocated to Public Warrants at issuance	(27,128,720)
Plus:
Accrection on Class A ordinary shares subject to possible redemption amount	73,474,507
Class A ordinary shares subject to possible redemption at December 31, 2021	828,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	1,805,195
Class A ordinary shares subject to possible redemption at June 30, 2022	$829,805,195

Gross Proceeds	$828,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(46,345,787)
Proceeds allocated to Public Warrants at issuance	(27,128,720)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	73,474,507
Class A ordinary shares subject to possible redemption	$828,000,000